As filed with the Securities and Exchange Commission on May 10, 2012

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09447

Jacob Funds Inc.

(Exact name of registrant as specified in charter)

C/O Jacob Asset Management of New York LLC

653 Manhattan Beach Blvd. # J

Manhattan Beach, CA 90266

(Address of principal executive offices) (Zip code)

Ryan Jacob

C/O Jacob Asset Management of New York LLC

653 Manhattan Beach Blvd. # J

Manhattan Beach, CA 90266

(Name and address of agent for service)

Registrant’s telephone number, including area code  (424)-237-2164

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders.

Jacob Internet Fund

Jacob Small Cap Growth Fund

Jacob Wisdom Fund

Semi-Annual Report

February 29, 2012

The Jacob Internet Fund and Jacob Small Cap Growth Fund are mutual funds with the primary investment objective of long-term growth of capital.

The Jacob Wisdom Fund is a mutual fund with the primary investment objective to maximize total investment return consisting of a combination of income and capital appreciation.

The Jacob Internet Fund has current income as a secondary objective.

Investment Adviser

Jacob Asset Management of New York LLC

Statements of Changes in Net Assets	16
Financial Highlights	19
Notes to the Financial Statements	22
Additional Information on Fund Expenses	37
Additional Information	39

Dear Fellow Investors,

The period from August 31, 2011 to February 29, 2012 was a volatile six months for the Funds. The Jacob Internet Fund and Jacob Small Cap Growth Fund experienced wide price fluctuations, and ultimately underperformed their benchmarks. Meanwhile, the Jacob Wisdom Fund’s more conservative investment strategy was largely successful in providing investment return while maintaining a relatively modest level of risk.

Given the inherent volatility of Internet and small cap stocks, it is disappointing but not surprising that the Jacob Internet Fund and Jacob Small Cap Growth Fund underperformed in last fall’s difficult market environment. The market downturn at the end of 2011 was due in part to continued worry over broader economic issues, including the European debt crisis and its possible impact on the U.S. economic recovery. Certainly these are challenges, but in our opinion, investor sentiment regarding prospects for continued economic recovery has been overly negative. Europe is undergoing a difficult recovery and may still face a shallow recession, but we believe European developments will not significantly hinder long-term recovery in the U.S. or emerging markets.

After thoroughly reviewing our Portfolios, we felt confident that most of our underperforming positions were well-priced investment opportunities, so we added to many of them during the period. From the beginning of 2012 through the end of February (the end of the semiannual period), the markets experienced a correction that erased most of the late 2011 downturn, and we are encouraged that the rally has continued over the past month or so.

We continue to monitor other economic indicators and developments of particular interest to the Funds, including, for example, movements in energy prices and the Federal Reserve’s monetary policy. Federal Reserve Chairman Ben Bernanke has stated that economic growth is forecasted to be moderate over the coming quarters, and that interest rates will remain low for the foreseeable future.

So far this year, many economic indicators have shown improvement, including with regard to manufacturing, employment, and housing. In our opinion, this steady flow of positive data reinforces the idea that increasing economic stability, moderate economic growth, and broad-market strength could be sustained.

Jacob Internet Fund

The Jacob Internet Fund returned 6.44% for the six month period ended February 29, 2012, compared to the Nasdaq Composite Index, which returned 15.68%. The underperformance was largely driven by photo-sharing site Shutterfly and a number of Chinese holdings, including Sina, Ctrip.com and Jiayuan.com. Though these stocks were down between 30% to 50% in the period, they have since rebounded to become our strongest performers in 2012. Shutterfly, for example, was impacted by aggressive discounting from smaller competitors, but the company remains competitive and is making a strategic acquisition of Kodak Gallery. The deal should significantly boost Shutterfly’s user base and strengthen the company’s already sizable scale advantages.

The Fund’s Chinese holdings were affected by concerns over an economic slowdown and some instances of accounting fraud by certain companies in that country. The Fund’s holdings were not involved and have recovered nicely from the markets’ reaction to such concerns.

Specifically, Sina’s Facebook- and Twitter-like hybrid continued to see significant growth, and it is our continued opinion that it has the potential to be a leading social network in China. Ctrip.com has faced some increased competition in the online travel market, but is still one of China’s largest online travel sites.

Jiayuan.com is continuing its strategy of monetizing through micropayments, and it is still the largest online dating service in China. Overall, we believe investor sentiment was overly negative and we remain positive on the outlook for all of these companies.

The companies that were the best performers over the period were also many of the Fund’s largest positions. Apple, our largest position, continued to post fantastic revenue and earnings growth. Sourcefire, a leading open source security technology company, was the best performer in the period, while flash memory maker SanDisk and Linux developer RedHat also contributed positively to the Fund’s results over the last six months.

Jacob Small Cap Growth Fund

The Jacob Small Cap Growth Fund returned 3.05% for the six month period ended February 29, 2012, versus 12.99% for the Russell 2000 Growth Index. The technology sector was a drag on results, with Shutterfly, Sina and Jiayuan.com among the underperformers (see above). Our largest position, the clinical stage biopharmaceutical company Amarin, experienced some negative performance in connection with difficulties over patent approvals. However, one patent has subsequently been granted and the stock has recovered accordingly.

In December, we added to the Fund’s energy holdings. Magnum Hunter is a growth-oriented domestic energy investment with acreage in some of the rapidly-growing areas of domestic exploration, including North Dakota’s Bakken Shale and Texas’ Eagle Ford. Energy XXI is a Gulf Coast deep-water driller, with a major new well completion as an upcoming catalyst.

Achillion Pharmaceuticals, which is developing a hepatitis C drug, and Sourcefire, mentioned above, were some of the Fund’s best performers over the period.

Jacob Wisdom Fund

The Jacob Wisdom Fund returned 8.93% for the six month period ended February 29, 2012, versus 13.31% for the S&P 500 Index. We added shares of Mastercard, complementing existing holdings in Visa and American Express. We also bought WPX Energy, a Williams Companies spinoff. WPX Energy is selling at a very depressed valuation due to the weakness in the price of dry natural gas, and it is our opinion that as the company moves to a greater percentage of oil and natural gas liquids production, the stock has the potential to generate strong returns to its shareholders.

Our mortgage REITs performed well over the last six months. After adding Capstead Mortgage and Hatteras Financial at depressed prices in the fall, we saw them experience positive returns. We trimmed positions and utilized profits to reinvest in other REITs, including Anworth Mortgage.

Having weathered the market downturn near the end of last year, and enjoyed some recovery toward the end of the semi-annual period, we are optimistic the markets should continue to strengthen going forward. We thank you for entrusting us with your investments and look forward to continuing to serve you.

Ryan Jacob

Chairman and Chief Investment Officer

Frank Alexander

Portfolio Manager

Past performance is not a guarantee of future results.

Must be accompanied or preceded by a prospectus.

The opinions expressed above are those of the portfolio manager and are subject to change. Forecasts cannot be guaranteed.

Mutual fund investing involves risk; loss of principal is possible. The Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. There are specific risks inherent in investing in the Internet area, particularly with respect to smaller capitalized companies and the high volatility of Internet stocks.

The Funds can invest in small-and mid-cap securities which involve additional risks such as limited liquidity and greater volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings are subject to change and should not be construed as a recommendation to buy or sell any security. Current and future portfolio holdings are subject to risk. Please refer to the schedule of investments for complete fund holdings information.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The NASDAQ Composite Index is a market capitalization weighted index that is designed to represent the performance of the National Market System which includes over 5,000 stocks traded only over-the-counter and not on an exchange. The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

Performance data reflects fee waivers and in the absence of these waivers performance would be reduced.

The Funds are distributed by Quasar Distributors, LLC.

Jacob Internet Fund

INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2012

(as a percentage of total investments)

Jacob Small Cap Growth Fund

INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2012

(as a percentage of total investments)

Jacob Wisdom Fund

INDUSTRY BREAKDOWN AS OF FEBRUARY 29, 2012

(as a percentage of total investments)

JACOB INTERNET FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Shares				Value

	COMMON STOCKS		95.9%
	Internet—Commerce	23.7%
50,850	Bottomline Technologies, Inc.*			$1,428,885
68,000	Ctrip.com International Ltd.—ADR*^(a)			1,861,160
52,000	eBay Inc.*			1,858,480
56,000	Expedia, Inc.(a)			1,906,800
54,000	New Oriental Education & Technology Group, Inc.—ADR*^			1,431,540
59,844	Shutterfly, Inc.*			1,637,332

				10,124,197
	Internet—Infrastructure	42.4%
6,000	Apple Computer, Inc.*			3,254,640
26,800	Ariba Inc.*			843,396
13,000	athenahealth Inc.*			918,710
28,000	Broadcom Corporation—Class A			1,040,200
62,000	Cisco Systems, Inc.			1,232,560
32,550	Cypress Semiconductor Corp.			561,488
40,306	LogMeIn, Inc.*			1,485,679
78,000	Mitek Systems, Inc.*(a)			811,200
22,000	Red Hat, Inc.*			1,088,120
11,000	Salesforce.com, Inc.*			1,574,760
30,596	SanDisk Corporation*			1,513,278
41,647	Sourcefire Inc.*			1,874,948
289,100	TriQuint Semiconductor, Inc.*			1,861,804

				18,060,783
	Internet—Media	29.8%
13,000	Baidu.com, Inc.—ADR*^			1,777,100
52,548	Geeknet, Inc.*			762,471
2,700	Google Inc.*			1,669,275
491,951	Hollywood Media Corp.*			546,066
180,311	Jiayuan.com International Ltd.—ADR*^(a)			1,253,161
29,800	SINA Corporation*^			2,028,188
40,000	Tencent Holdings Limited (HK)			1,035,877

The accompanying notes are an integral part of these financial statements.

JACOB INTERNET FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Shares				Value
	COMMON STOCKS—(continued)		95.9%
	Internet—Media—(continued)	29.8%

47,600	TripAdvisor Inc.*			$1,534,148
141,874	Yahoo! Inc.*			2,103,991

				12,710,277

	TOTAL COMMON STOCKS (Cost $27,178,885)			40,895,257

Principal Amount
	INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING		0.4%
	Commercial Paper	0.4%
$675,349	Ottimo Funding LLC, 0.28%, Due 10/26/12(b)			141,725

	TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $675,349)			141,725

	TOTAL INVESTMENTS (Cost $27,854,234)		96.3%	41,036,982
	OTHER ASSETS IN EXCESS OF LIABILITIES		3.7%	1,598,704

	TOTAL NET ASSETS		100.0%	$42,635,686

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	All or portion of shares are on loan.
(b)	Illiquid security fair valued by Valuation Committee as delegated by the Jacob Funds' Board of Directors.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Shares				Value

	COMMON STOCKS		98.0%
	Accommodation & Food Services	7.3%
7,000	Home Inns & Hotels Management, Inc—ADR*^			$214,830
16,000	7 Days Group Holdings Ltd.—ADR*^			245,760

				460,590
	Arts, Entertainment, and Recreation	2.3%
150,000	DHX Media Ltd.*^			144,019
	Internet Services	20.7%
27,487	Jiayuan.com International Ltd.—ADR*^			191,035
5,900	LogMeIn, Inc.*			217,474
12,000	Mitek Systems, Inc.*			124,800
8,850	Shutterfly, Inc.*			242,136
4,600	SINA Corporation*^			313,076
7,000	TripAdvisor Inc.*			225,610

				1,314,131
	Oil & Gas—Exploration & Production	19.8%
7,000	Carrizo Oil & Gas, Inc.*			197,190
6,000	Energy XXI (Bermuda) Ltd.*			224,580
6,500	GeoResources, Inc.*			208,260
30,000	Magnum Hunter Resources Corporation*			207,600
8,000	Oasis Petroleum Inc.*			256,560
5,500	Swift Energy Company*			165,165

				1,259,355
	Pharmaceuticals	30.0%
20,589	Achillion Pharmaceuticals Inc.*			216,184
50,000	AEterna Zentaris Inc.*^			86,000
42,000	Amarin Corporation PLC—ADR*^			325,500
28,705	Derma Sciences, Inc.*			251,743
24,000	Exact Sciences Corp.*			225,360
22,000	Keryx Biopharmaceuticals, Inc.*			73,040
12,000	MAP Pharmaceuticals Inc.*			192,600
20,000	Rigel Pharmaceuticals, Inc.*			200,000

The accompanying notes are an integral part of these financial statements.

JACOB SMALL CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		98.0%
	Pharmaceuticals—(continued)	30.0%
34,000	Synta Pharmaceuticals Corp.*			$162,520
34,000	Trius Therapeutics, Inc.*			172,040

				1,904,987
	Semiconductors	5.9%
5,500	Cypress Semiconductor Corp.			94,875
43,200	TriQuint Semiconductor, Inc.*			278,208

				373,083
	Software	12.0%
3,900	Ariba Inc.*			122,733
1,900	athenahealth Inc.*			134,273
7,500	Bottomline Technologies, Inc.*			210,750
6,500	Sourcefire Inc.*			292,630

				760,386

	TOTAL COMMON STOCKS (Cost $5,146,658)			6,216,551

	TOTAL INVESTMENTS (Cost $5,146,658)		98.0%	6,216,551
	OTHER ASSETS IN EXCESS OF LIABILITIES		2.0%	124,412

	TOTAL NET ASSETS		100.0%	$6,340,963

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Shares				Value

	COMMON STOCKS		99.5%
	Air Freight & Logistics	5.8%
2,400	C.H. Robinson Worldwide, Inc.			$158,808
4,500	Expeditors International of Washington, Inc.			196,335
3,600	United Parcel Service, Inc. (UPS)—Class B			276,804

				631,947
	Beverages	9.9%
4,500	Anheuser-Busch InBev NV—ADR^			302,625
4,800	The Coca-Cola Company			335,328
3,000	Diageo plc—ADR^			286,680
2,400	PepsiCo, Inc.			151,056

				1,075,689
	Commercial Banks	2.7%
15,000	Banco Latinoamericano de Comercio Exterior SA^			292,650
	Commercial Services & Supplies	5.3%
2,400	The Sherwin-Williams Company			247,560
7,500	Verisk Analytics, Inc.—Class A*			326,250

				573,810
	Consumer Finance	7.7%
4,500	American Express Company			238,005
600	MasterCard, Inc.—Class A			252,000
3,000	Visa Inc.—Class A			349,110

				839,115
	Education	1.9%
8,000	New Oriental Education & Technology Group, Inc.—ADR*^			212,080
	Food & Staples Retailing	5.9%
2,000	Costco Wholesale Corporation			172,120
8,000	Wal Mart Stores, Inc.			472,640

				644,760

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		99.5%
	Food Products	5.4%
4,500	Mead Johnson Nutrition Company			$349,875
7,200	Unilever NV—NY Shares ^			239,832

				589,707
	Health Care Equipment & Supplies	4.4%
3,000	Becton Dickinson & Company			228,660
2,700	C. R. Bard, Inc.			252,774

				481,434
	Hotels, Restaurants & Leisure	3.2%
3,500	McDonald’s Corporation			347,480
	Household Products	1.5%
2,400	The Procter & Gamble Company			162,048
	Insurance	5.2%
3	Berkshire Hathaway Inc.—Class A*			353,802
2,000	The Chubb Corporation			135,920
1,500	Torchmark Corporation			72,660

				562,382
	Machinery	7.7%
2,000	Cummins Inc.			241,140
3,600	The Toro Co.			243,864
6,000	WABCO Holdings Inc.*			356,940

				841,944
	Oil, Gas & Consumable Fuels	7.5%
3,600	Exxon Mobil Corporation			311,400
12,000	Southwestern Energy Company*			396,720
6,000	WPX Energy Inc.*			108,960

				817,080
	Pharmaceuticals	3.1%
9,000	Sanofi-Aventis—ADR^			333,270

The accompanying notes are an integral part of these financial statements.

JACOB WISDOM FUND

SCHEDULE OF INVESTMENTS

February 29, 2012 (Unaudited)

Shares				Value

	COMMON STOCKS—(continued)		99.5%
	Real Estate Investment Trusts (REITs)	18.6%
7,500	American Capital Agency Corporation			$230,325
22,800	Annaly Capital Management Inc.			378,936
75,000	Anworth Mortgage Asset Corporation			487,500
15,000	Capstead Mortgage Corporation			199,500
15,000	CYS Investments, Inc.			203,550
8,000	Hatteras Financial Corporation			227,840
40,000	MFA Financial, Inc.			292,000

				2,019,651
	Software	1.3%
4,000	MSCI Inc.—Class A*			141,520
	Textiles, Apparel & Luxury Goods	2.4%
2,400	Nike, Inc.—Class B			259,008

	TOTAL COMMON STOCKS (Cost $8,633,137)			10,825,575

	TOTAL INVESTMENTS (Cost $8,633,137)		99.5%	10,825,575
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.5%	56,175

	TOTAL NET ASSETS		100.0%	$10,881,750

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
ADR	American Depository Receipt.

The accompanying notes are an integral part of these financial statements.

JACOBS FUNDS INC.

STATEMENT OF ASSET AND LIABILITIES

February 29, 2012 (Unaudited)

	Jacob Internet Fund		Jacob Small Cap Growth Fund	Jacob Wisdom Fund
Assets:
Investments, at value (cost $27,854,234, $5,146,658 and $8,633,137, respectively)	$41,036,982	(1)	$6,216,551	$10,825,575
Cash	2,441,571		203,663	111,797
Cash from securities lending broker (See Note 7)	1,244,399		—	—
Receivable for capital shares sold	33,079		6,250	—
Dividend Receivable	2,800		—	15,577
Other assets	18,812		9,953	11,582

Total Assets	44,777,643		6,436,417	10,964,531

Liabilities:
Payable for collateral received for securities loaned	1,919,748		—	—
Payable to Adviser	41,341		—	—
Payable for distribution expenses (see Note 8)	55,226		2,924	18,892
Payable for capital shares repurchased	8,512		25,364	—
Accrued printing and mailing fees	19,432		3,978	4,551
Accrued transfer agent fees	36,263		7,888	10,450
Accrued expenses and other liabilities	61,435		55,300	48,888

Total Liabilities	2,141,957		95,454	82,781

Net Assets	$42,635,686		$6,340,963	$10,881,750

Net Assets Consist Of:
Capital Stock	$40,139,690		$20,160,898	$9,914,577
Undistributed net investment income	—		—	105,991
Accumulated net realized loss on investments	(10,686,752)		(14,889,828)	(1,331,256)
Net unrealized appreciation on investments	13,182,748		1,069,893	2,192,438

Total Net Assets	$42,635,686		$6,340,963	$10,881,750

Shares outstanding (20 billion shares of $0.001 par value authorized)	13,593,431		427,130	1,144,649

Net asset value, redemption price and offering price per share	$3.14		$14.85	$9.51

(1)	Includes securities out on loan to brokers with a market value of $1,743,048.

The accompanying notes are an integral part of these financial statements.

JACOBS FUNDS INC.

STATEMENT OF OPERATIONS

For the Six Months Ended February 29, 2012 (Unaudited)

	Jacob Internet Fund	Jacob Small Cap Growth Fund	Jacob Wisdom Fund
Investment Income
Dividend income	$15,440	$—	$215,141	(1)
Securities lending income	225,588	—	—

Total Investment Income	241,028	—	215,141

Expenses
Investment advisory fee	247,645	27,658	25,540
Distribution expenses (See Note 8)	69,340	10,756	17,878
Administration fee	24,750	20,881	21,984
Fund accounting fees	14,155	13,414	14,014
Transfer agent fees	80,460	16,102	19,802
Custody fees	3,572	3,940	2,566
Federal and state registration	11,798	8,612	10,776
Insurance expense	8,372	2,066	2,262
Audit fees	7,462	7,287	7,462
Legal fees	31,440	8,030	9,010
Reports to shareholders	29,228	4,222	7,498
Directors’ fees and expenses	30,848	4,586	7,962
Other	182	481	45

Total Expenses	559,252	128,035	146,799
Expense Waiver (See Note 6)	—	(27,658)	(25,540)

Net expenses	559,252	100,377	121,259

Net Investment Income (Loss)	(318,224)	(100,377)	93,882

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	724,695	(322,237)	150,516
Change in net unrealized appreciation/depreciation on investments	2,002,783	540,454	659,351

Net realized and unrealized gain on investments	2,727,478	218,217	809,867

Net Increase in Net Assets Resulting from Operations	$2,409,254	$117,840	$903,749

(1)	Net of foreign tax withheld of $651 for Wisdom Fund.

The accompanying notes are an integral part of these financial statements.

JACOBS FUNDS INC.

JACOB INTERNET FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
	(Unaudited)
Operations:
Net investment loss	$(318,224)	$(1,183,079)
Net realized gain on investments	724,695	7,000,491
Change in net unrealized appreciation/depreciation on investments	2,002,783	4,427,770

Net increase in net assets resulting from operations	2,409,254	10,245,182

Capital Share Transactions: (Note 3)
Proceeds from shares sold	2,455,728	7,520,786
Cost of shares redeemed	(3,497,634)	(11,571,722)
Redemption fees	2,458	13,217

Net decrease in net assets resulting from capital share transactions	(1,039,448)	(4,037,719)

Net Increase in Net Assets	1,369,806	6,207,463
Net Assets:
Beginning of period	41,265,880	35,058,417

End of period	$42,635,686	$41,265,880

The accompanying notes are an integral part of these financial statements.

JACOBS FUNDS INC.

JACOB SMALL CAP GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
	(Unaudited)
Operations:
Net investment loss	$(100,377)	$(225,017)
Net realized gain (loss) on investments	(322,237)	1,100,398
Change in net unrealized appreciation/depreciation on investments	540,454	380,837

Net increase in net assets resulting from operations	117,840	1,256,218

Distributions to Shareholders:
From net investment income	(267,796)	—

Capital Share Transactions: (Note 3)
Proceeds from shares sold	680,862	3,553,418
Proceeds from reinvestment of distribution	240,803	—
Cost of shares redeemed	(1,443,736)	(1,878,153)
Redemption fees	204	8,277

Net increase (decrease) in net assets resulting from capital share transactions	(521,867)	1,683,542

Net Increase (Decrease) in Net Assets	(671,823)	2,939,760
Net Assets:
Beginning of period	7,012,786	4,073,026

End of period*	$6,340,963	$7,012,786

* Includes undistributed net investment income of:	$—	$68,970

The accompanying notes are an integral part of these financial statements.

JACOBS FUNDS INC.

JACOB WISDOM FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 29, 2012	Year Ended August 31, 2011
	(Unaudited)
Operations:
Net investment income	$93,882	$116,419
Net realized gain on investments	150,516	258,227
Change in net unrealized appreciation/depreciation on investments	659,351	1,267,756

Net increase in net assets resulting from operations	903,749	1,642,402

Distributions to Shareholders:
From net investment income	(104,302)	—
From net realized gain	—	(23,510)

Total distributions to shareholders	(104,302)	(23,510)

Capital Share Transactions: (Note 3)
Proceeds from shares sold	101,588	114,470
Proceeds from reinvestment of distribution	84,722	18,963
Cost of shares redeemed	(519,222)	(2,522,148)
Redemption fees	—	4

Net decrease in net assets resulting from capital share transactions	(332,912)	(2,388,711)

Net Increase (Decrease) in Net Assets	466,535	(769,819)
Net Assets:
Beginning of period	10,415,215	11,185,034

End of period*	$10,881,750	$10,415,215

* Includes undistributed net investment income of:	$105,991	$116,411

The accompanying notes are an integral part of these financial statements.

JACOBS FUNDS INC.

JACOB INTERNET FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended February 29, 2012		Year Ended August 31, 2011		Year Ended August 31, 2010		Year Ended August 31, 2009		Year Ended August 31, 2008	Year Ended August 31, 2007
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$2.95		$2.28		$1.99		$2.07		$2.71	$2.47

Income (loss) from investment operations:
Net investment income (loss)	(0.02	)(1)	(0.08	)(1)	(0.06	)(1)	(0.06	)(1)	0.02 (2)	(0.01	)(1)
Net realized and unrealized gain (loss) on investments	0.21		0.75		0.35		(0.02)		(0.59)	0.28

Total from investment operations	0.19		0.67		0.29		(0.08)		(0.57)	0.27

Less distributions from net investment income	—		—		—		—		(0.07)	(0.03)

Net asset value, end of period	$3.14		$2.95		$2.28		$1.99		$2.07	$2.71

Total return	6.44%	(5)	29.39%		14.57%		(3.86)%		(21.63)%	11.06%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$42,636		$41,266		$35,058		$36,913		$44,516	$77,518
Ratio of gross operating expenses (prior to waiver or recoupments) to average net assets	2.82%	(6)	2.69%		3.06%		3.71%		2.69%	2.36%
Ratio of net operating expenses (after waiver or recoupments) to average net assets	2.82%	(4)(6)	2.82%	(4)	2.96%	(4)	3.64%	(4)	2.65% (3)	2.26%	(3)
Ratio of net investment income (loss) (prior to waiver or recoupments) to average net assets	(1.61)%	(6)	(2.53)%		(2.49)%		(3.54)%		0.86%	(0.26)%
Ratio of net investment income (loss) (after waiver or recoupments) to average net assets	(1.61)%	(4)(6)	(2.66)%	(4)	(2.39)%	(4)	(3.47)%	(4)	0.90% (3)	(0.16)%	(3)
Portfolio turnover rate	28.31%	(5)	52.39%		52.09%		106.98%		80.46%	91.44%

(1)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income per share represents net investment income divided by the average shares outstanding throughout the period.
(3)	Reflects Adviser’s waiver of 0.10% of the shareholder servicing fee beginning December 29, 2005 and ending December 31, 2007.
(4)	For the period January 1, 2009 through January 2, 2013, the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.10% of the Fund’s average daily net assets, to the extent that the Fund’s expense ratio exceeds 2.95%. All eligible previously waived expenses under this agreement were recouped by the Adviser during the year ended August 31, 2011.
(5)	Not Annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOBS FUNDS INC.

JACOB SMALL CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended February 29, 2012		Year Ended August 31, 2011		October 1, 2009 Through August 31, 2010(1)		Year Ended September 30, 2009		Year Ended September 30, 2008		Year Ended September 30, 2007		Year Ended September 30, 2006
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$15.12		$10.90		$11.16		$13.82		$21.94		$15.81		$16.16

Income (loss) from investment operations:
Net investment loss	(0.23	)(2)	(0.55	)(2)	(0.48	)(2)	(0.17	)(2)	(0.29	)(3)	(0.31	)(2)	(0.27	)(2)
Net realized and unrealized gain (loss) on investments	0.59		4.75		0.22		(2.49)		(7.83)		6.44		(0.08)

Total from investment operations	0.36		4.20		(0.26)		(2.66)		(8.12)		6.13		(0.35)

Less distributions from net investment income	(0.63)		—		—		—		—		—		—

Paid in capital from redemption fees	0.00	(9)	0.02		0.00	(9)	0.00	(9)	0.00	(9)	0.00	(9)	0.00	(9)

Net asset value, end of period	$14.85		$15.12		$10.90		$11.16		$13.82		$21.94		$15.81

Total return	3.05%	(7)	38.72%		(2.33)%	(7)	(19.25)%		(37.01)%		38.77%		(2.17)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$6,341		$7,013		$4,073		$8,321		$31,907		$50,378		$40,627
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	4.17%	(8)	4.45%		5.43%	(4)(8)	2.64%	(4)	1.86%	(4)	1.83%	(4)	1.73%	(4)
Ratio of net operating expenses (after waiver or reimbursements) to average net assets	3.27%	(6)(8)	3.55%	(6)	4.82%	(4)(5)(6)(8)	2.64%	(4)(5)	1.86%	(4)	1.83%	(4)	1.73%	(4)
Ratio of net investment loss (prior to waiver or reimbursements) to average net assets	(4.17)%	(8)	(4.44)%		(5.21)%	(8)	(1.87)%		(1.56)%		(1.72)%		(1.61)%
Ratio of net investment loss (after waiver or reimbursements) to average net assets	(3.27)%	(6)(8)	(3.54)%	(6)	(4.60)%	(5)(6)(8)	(1.87)%	(5)	(1.56)%		(1.72)%		(1.61)%
Portfolio turnover rate	35.47%	(7)	102.80%		228.16%	(7)	307.06%		246.41%		231.96%		246.66%

(1)	The financial highlights set forth herein include the historical financial highlights of the Rockland Small Cap Growth Fund. The assets of the Rockland Small Cap Growth Fund were acquired by the Jacob Small Cap Growth Fund on February 1, 2010. At the time of the reorganization, the adviser changed from Gould Investment Partners, LLC to Jacob Asset Management of New York LLC. The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.
(2)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)	Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(4)	The expense ratio includes interest expense paid to the custodian on overdrafts to cover shareholder redemptions. The expense ratio for interest expense paid to the custodian for the period ended August 31, 2010 and the years ended September 30, 2009, 2008, 2007 and 2006 was 0.02%, 0.01%, 0.01%, 0.01% and 0.01%, respectively.
(5)	Effective September 1, 2009, Gould Investment Partners, LLC agreed to voluntarily waive 0.25% of its advisory fee indefinitely. The impact on the net expense ratio was (0.01)% for the fiscal year ended September 30, 2009 and (0.25)% for the period October 1, 2009 through January 31, 2010.
(6)	The Adviser has contractually agreed, through January 2, 2013, to waive its advisory fees in an amount up to an annual rate of 0.90% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 2.45%.
(7)	Not annualized.
(8)	Annualized.
(9)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

JACOBS FUNDS INC.

JACOB WISDOM FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended February 29, 2012		Year Ended August 31, 2011	June 1, 2010 Through August 31, 2010(1)		Year Ended May 31, 2010(2)	Year Ended May 31, 2009	Year Ended May 31, 2008	Year Ended May 31, 2007
	(Unaudited)
Per Share Data:
Net asset value, beginning of period	$8.81		$7.65	$7.65		$6.48	$10.34	$13.28	$12.16

Income (loss) from investment operations:
Net investment income (loss)	0.09		0.08	0.02		0.00	(0.02)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on securities	0.70		1.10	(0.02)		1.18	(3.23)	(1.13)	2.29

Total from investment operations	0.79		1.18	0.00		1.18	(3.25)	(1.24)	2.19

Less distributions
From net investment income	(0.09)		—	—		—	—	—	—
From net realized gain	—		(0.02)	—		(0.01)	(0.61)	(1.70)	(1.07)

Total distributions	(0.09)		(0.02)	—		(0.01)	(0.61)	(1.70)	(1.07)

Net asset value, end of period	$9.51		$8.81	$7.65		$7.65	$6.48	$10.34	$13.28

Total return	8.93%	(4)	15.40%	0.00%	(4)	18.24%	(31.46)%	(9.77)%	18.59%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$10,882		$10,415	$11,185		$11,763	$4,315	$8,539	$12,154
Ratio of gross operating expenses (prior to waiver or reimbursements) to average net assets	2.87%	(5)	2.82%	3.22%	(5)	4.24%	3.44%	2.72%	2.48%
Ratio of net operating expenses (after waiver or reimbursements) to average net assets(3)	2.37%	(5)	2.32%	2.72%	(5)	3.14%	2.75%	2.71%	2.48%
Ratio of net investment income (loss) (prior to waiver or reimbursements) to average net assets	1.34%	(5)	0.54%	0.30%	(5)	(0.80)%	(0.86)%	(0.90)%	(0.76)%
Ratio of net investment income (loss) (after waiver or reimbursements) to average net assets(3)	1.84%	(5)	1.04%	0.80%	(5)	0.30%	(0.17)%	(0.89)%	(0.76)%
Portfolio turnover rate	10.95%	(4)	13.60%	6.50%	(4)	60.69%	37.12%	30.89%	10.72%

(1)	The Fund’s fiscal year was changed to August 31 to align with the other Jacob Funds.
(2)	The financial highlights set forth herein include the historical financial highlights of the Wisdom Fund. The Wisdom Fund was reorganized into Jacob Wisdom Fund on February 18, 2010. On December 1, 2009, the adviser changed from Atlanta Investment Counsel, LLC to Jacob Asset Management of New York LLC. Information prior to February 18, 2010 reflects the performance of the Wisdom Fund’s Class B shares.
(3)	The Advisor has contractually agreed, through January 2, 2013 to waive its advisory fees in an amount up to an annual rate of 0.50% of the Fund’s average daily net assets, to the extent that the Fund’s operating expense ratio exceeds 1.95%. Prior to November 30, 2009, the previous adviser agreed to waive operating expenses over 1.75% of the Fund’s average daily net assets, exclusive of interest, taxes, brokerage fees and 12b-1 fees.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS

February 29, 2012 (Unaudited)

NOTE 1—DESCRIPTION OF ORGANIZATION

Jacob Funds Inc. (the “Corporation”) was organized as a Maryland corporation on July 13, 1999 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series. The Corporation currently consists of three “diversified” series, the Jacob Internet Fund (the “Internet Fund”), the Jacob Small Cap Growth Fund (the “Small Cap Growth Fund”) and the Jacob Wisdom Fund (the “Wisdom Fund”), collectively the “Funds” and the authorized capital stock of the Corporation consists of twenty billion shares of stock having a par value of one-tenth of one cent ($0.001) per share. The primary investment objective of the Internet Fund is long-term growth of capital with current income as a secondary objective. The primary investment objective of the Small Cap Growth Fund is long-term growth of capital. The primary investment objective of the Wisdom Fund is to maximize total investment return consisting of a combination of income and capital appreciation. The Internet Fund commenced operations on December 14, 1999. The Small Cap Growth Fund commenced operations on February 1, 2010 when it acquired the assets and liabilities of the Rockland Small Cap Growth Fund in a reorganization transaction (the Small Cap Growth Fund is the successor fund to the Rockland Small Cap Growth Fund), and the Jacob Wisdom Fund commenced operations when it acquired the assets and liabilities of the Wisdom Fund on February 18, 2010 in a reorganization transaction (the Jacob Wisdom Fund is the successor fund to the Wisdom Fund).

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Investment Valuation—Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Funds adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Summary of Fair Value Exposure

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Corporation’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

The following is a summary of the inputs used to value the Internet Fund’s investments as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet—Commerce	$10,124,197	$—	$—	$10,124,197
Internet—Infrastructure	18,060,783	—	—	18,060,783
Internet—Media	11,674,400	1,035,877	—	12,710,277

Total Common Stock	39,859,380	1,035,877	—	40,895,257

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	—	—	141,725	141,725

Total Investments in Securities	$39,859,380	$1,035,877	$141,725	$41,036,982

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2011	$166,439
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(9,030)
Purchases	—
Sales	(15,684)
Transfers in and/or out of Level 3*	—

Balance as of February 29, 2012	$141,725

*	The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Accommodation & Food Services	$460,590	$—	$—	$460,590
Arts, Entertainment, and Recreation	144,019	—	—	144,019
Internet Services	1,314,131	—	—	1,314,131
Oil & Gas-Exploration & Production	1,259,355	—	—	1,259,355
Pharmaceuticals	1,904,987	—	—	1,904,987
Semiconductors	373,083	—	—	373,083
Software	760,386	—	—	760,386

Total Common Stock	6,216,551	—	—	6,216,551

Total Investments in Securities	$6,216,551	$—	$—	$6,216,551

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

The following is a summary of the inputs used to value the Wisdom Fund’s investments as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$631,947	$—	$—	$631,947
Beverages	1,075,689	—	—	1,075,689
Commercial Banks	292,650	—	—	292,650
Commercial Services & Supplies	573,810	—	—	573,810
Consumer Finance	839,115	—	—	839,115
Education	212,080	—	—	212,080
Food & Staples Retailing	644,760	—	—	644,760
Food Products	589,707	—	—	589,707
Health Care Equipment & Supplies	481,434	—	—	481,434
Hotels, Restaurants & Leisure	347,480	—	—	347,480
Household Products	162,048	—	—	162,048
Insurance	562,382	—	—	562,382
Machinery	841,944	—	—	841,944
Oil, Gas & Consumable Fuels	817,080	—	—	817,080
Pharmaceuticals	333,270	—	—	333,270
Real Estate Investment Trusts	2,019,651	—	—	2,019,651
Software	141,520	—	—	141,520
Textiles, Apparel & Luxury Goods	259,008	—	—	259,008

Total Common Stock	10,825,575	—	—	10,825,575

Total Investments in Securities	$10,825,575	$—	$—	$10,825,575

There were no significant transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRS”). This requirement amends FASB ASC Topic 820, Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. This requirement is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Funds’ financial statements.

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

In preparing these financial statements, the Corporation has evaluated events after February 29, 2012 and determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

(b) Income Recognition—Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. All discounts and premiums are amortized using the effective interest method for tax and financial reporting purposes.

(c) Expenses—Expenses that are not attributable to a particular Fund are typically allocated in proportion to each Fund’s respective net assets.

(d) Securities Transactions—Security transactions are accounted for on trade date. Realized gains and losses on securities sold are determined using specific identification.

(e) Foreign Currency Transactions—The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e., market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(f) Distributions to Shareholders—The Funds record distributions to shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Distributions of net realized capital gains, if any, will be declared and distributed annually. The amounts of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, reclassifications are made in the capital accounts in the period that the differences arise. The reclassifications have no effect on net assets or net asset value per share.

(g) Federal Income Taxes—The Funds comply with provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, including the distribution of substantially all of the Funds’ taxable income. Accordingly, no provision for federal income taxes is considered necessary in the financial statements.

The Funds follow accounting standards regarding recognition and measurement of tax positions taken on a tax return. No material uncertain tax positions existed as of February 29, 2012. As a result, the Funds have not recorded any liabilities for uncertain tax positions as of February 29, 2012. The standards require the Funds to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions. Open tax years are those that are open for examinations by taxing authorities.

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

Major jurisdictions for the Funds only relate to federal tax years. As of February 29, 2012, open federal tax years include the tax years ended August 31, 2008 through August 31, 2011 for the Internet Fund, the tax years ended September 30, 2008 through September 2009, period ended August 31, 2010 and year ended August 31, 2011 for the Small Cap Growth Fund and the tax years ended May 31, 2008 through May 31, 2010, period ended August 31, 2010 and year ended August 31, 2011 for the Wisdom Fund.

(h) Use of Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i) Contingencies and Commitments—The Funds indemnify the Corporation’s officers and Directors for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Corporation expects the risk of loss to be remote.

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

NOTE 3—CAPITAL SHARE TRANSACTIONS

At February 29, 2012 there were twenty billion shares, $0.001 par value, authorized. Transactions in shares of the Internet Fund were as follows:

	Six Months Ended February 29, 2012
	Shares	Amount
Sales	834,114	$2,455,728
Redemptions	(1,217,843)	(3,497,634)
Redemption Fees	—	2,458

Net Decrease	(383,729)	$(1,039,448)

Shares Outstanding:
Beginning of period	13,977,160

End of period	13,593,431

	Year Ended August 31, 2011
	Shares	Amount
Sales	2,475,803	$7,520,786
Redemptions	(3,893,220)	(11,571,722)
Redemption Fees	—	13,217

Net Decrease	(1,417,417)	$(4,037,719)

Shares Outstanding:
Beginning of period	15,394,577

End of period	13,977,160

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

Transactions in shares of the Small Cap Growth Fund were as follows:

	Six Months Ended February 29, 2012
	Shares	Amount
Sales	49,412	$680,862
Reinvestments	18,901	240,803
Redemptions	(104,931)	(1,443,736)
Redemption Fees	—	204

Net Decrease	(36,618)	$(521,867)

Shares Outstanding
Beginning of period	463,748

End of period	427,130

	Year Ended August 31, 2011
	Shares	Amount
Sales	208,094	$3,553,418
Redemptions	(118,082)	(1,878,153)
Redemption Fees	—	8,277

Net Increase	90,012	$1,683,542

Shares Outstanding
Beginning of period	373,736

End of period	463,748

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

Transactions in shares of the Wisdom Fund were as follows:

	Six Months Ended February 29, 2012
	Shares	Amount
Sales	11,006	$101,588
Reinvestments	9,530	84,722
Redemptions	(58,546)	(519,222)

Net Decrease	(38,010)	$(332,912)

Shares Outstanding
Beginning of period	1,182,659

End of period	1,144,649

	Year Ended August 31, 2011
	Shares	Amount
Sales	12,786	$114,470
Reinvestments	2,184	18,963
Redemptions	(294,874)	(2,522,148)
Redemption Fees	—	4

Net Decrease	(279,904)	$(2,388,711)

Shares Outstanding
Beginning of period	1,462,563

End of period	1,182,659

From time to time, the Funds may have a concentration of shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds. As of February 29, 2012, two shareholders own greater than 10% of the Wisdom Fund’s outstanding shares.

NOTE 4—INVESTMENT TRANSACTIONS

During the six months ended February 29, 2012 for the Internet Fund, the Small Cap Growth Fund and the Wisdom Fund, purchases and sales of investment securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
Jacob Internet Fund	$10,975,061	$13,618,998
Jacob Small Cap Growth Fund	2,175,707	3,066,527
Jacob Wisdom Fund	1,528,273	1,103,210

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

The Funds did not purchase long-term U.S. Government securities as a part of their investment strategies during the six months ended February 29, 2012.

NOTE 5—TAX INFORMATION

At August 31, 2011, the components of accumulated earnings/(losses) on a tax basis for the Funds were as follows:

	Internet Fund	Small Cap Growth Fund	Wisdom Fund
Cost of Investments	$31,226,390	$6,631,408	$8,040,228

Gross unrealized appreciation	14,315,638	958,240	1,628,874
Gross unrealized depreciation	(4,501,649)	(695,527)	(85,827)

Net unrealized appreciation	$9,813,989	$262,713	$1,543,047

Undistributed ordinary income	—	267,796	104,302

Total distributable earnings	$—	267,796	$104,302

Other accumulated losses	$(10,045,471)	$(14,499,691)	$(1,479,623)

Total accumulated earnings/(losses)	$(231,482)	$(13,969,182)	$167,726

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses on wash sales, passive foreign investment companies (“PFICs”) and real estate investment trusts (“REITs”). At August 31, 2011, the Funds had accumulated net realized capital loss carryovers as follows:

Internet Fund	Small Cap Growth Fund	Wisdom Fund	Expiration
$3,532,223	$8,454,402	$1,044,623	8/31/2017
6,513,248	6,045,289	435,000	8/31/2018

$10,045,471	$14,499,691	$1,479,623

To the extent the Funds realize future net capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryover. For the year ended August 31, 2011, the Internet Fund, Small Cap Growth Fund and Wisdom Fund utilized capital loss carryforwards of $5,748,822, $838,434 and $260,376, respectively and the Small Cap Growth Fund had $1,926,900 in capital loss carryover expire.

The Internet Fund made no distributions during the six months ended February 29, 2012 and during the fiscal year ended August 31, 2011. The Small Cap Growth Fund paid $267,796 out of ordinary income during the six months ended February 29, 2012 and made no distributions during the year ended August 31, 2011. The Wisdom Fund paid $104,302 out of ordinary income during the six months ended February 29,

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

2012 and paid $23,510 out of short term capital gains during the year ended August 31, 2011, of which the tax basis was ordinary income.

NOTE 6—INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Corporation has Investment Advisory Agreements (the “Advisory Agreements”) with Jacob Asset Management of New York LLC (the “Adviser”), with whom certain officers and a Director of the Board are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Advisory Agreements, the Corporation, on behalf of the Funds, compensates the Adviser for its management services based on an annual rate of 1.25% of the Internet Fund’s average daily net assets, 0.90% of the Small Cap Growth Fund’s average daily net assets and 0.50% of the Wisdom Fund’s average daily net assets.

Effective January 1, 2009, the Adviser has contractually agreed to waive up to 0.10% of the average daily net assets from its advisory fee to the extent the Internet Fund’s total annual operating expenses exceed 2.95% of the average daily net assets through January 2, 2013. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Internet Fund to exceed any applicable expense limitation in place when the fee was waived.

Effective February 1, 2010 (date of reorganization of the Small Cap Growth Fund), the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.90% of the Small Cap Growth Fund’s average daily net assets, to the extent that the Fund’s total annual operating expenses exceed 2.45% of average daily net assets through January 2, 2013. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Small Cap Growth Fund’s expenses to exceed 2.45%. For the six months ended February 29, 2012, fees of $27,658 were waived by the Adviser.

Effective February 18, 2010 (date of reorganization of the Wisdom Fund), the Adviser has contractually agreed to waive its advisory fees in an amount up to an annual rate of 0.50% of the Fund’s average daily net assets, to the extent that the Wisdom Fund’s total annual operating expenses exceed 1.95% of average daily net assets through January 2, 2013. The Adviser has the ability to recoup amounts waived for a period of three years following such fee waivers to the extent that such recoupment by the Adviser will not cause the Wisdom Fund’s expenses to exceed 1.95%. For the six months ended February 29, 2012, fees of $25,540 were waived by the Adviser.

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

Following is a schedule of when fees may be recouped:

Small Cap Growth Fund	Wisdom Fund	Expiration
$—	$17,306	May 31, 2013
25,607	14,645	August 31, 2013
57,146	56,022	August 31, 2014
27,658	25,540	August 31, 2015

$110,411	$113,513

The Rockland Small Cap Growth Fund was the predecessor fund of the Small Cap Growth Fund. All performance and operations reported for the period prior to February 1, 2010 represent the activity of the Rockland Small Cap Growth Fund.

The Wisdom Fund was the predecessor fund of the Jacob Wisdom Fund. All performance and operations reported for the periods prior to February 18, 2010 represent the activity of the Wisdom Fund.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds. U.S. Bancorp Asset Management, Inc. serves as the securities lending agent.

NOTE 7—SECURITIES LENDING

The Funds may lend portfolio securities equal in value to up to 33% of their total assets (including such loans) to borrowers under terms of participation in a securities lending program administered by U.S. Bancorp Asset Management, Inc. The Agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the market value of any loaned securities at the time of the loan, plus accrued interest.

The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the types of security, length of the loan and credit standing of the borrower. The Funds continue to receive interest or dividends on the securities loaned during the borrowing period. The Funds have the right under the terms of the securities lending agreement to recover the securities from the borrower on demand. U.S. Bancorp Asset Management, Inc. received no income from the Internet Fund for its securities lending administrative services during the six months ended February 29, 2012. The Small Cap Growth Fund and Wisdom Fund did not participate in securities lending during the six months ended February 29, 2012.

As of February 29, 2012, the Internet Fund had loaned securities that were collateralized by cash proceeds that the borrower paid to the Internet Fund. The cash collateral is invested by the custodian with the approval of the Adviser. Although risk is mitigated by the collateral and by an indemnification by the securities lending agent, the Internet Fund could experience a delay in recovering its securities and possible

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

loss of income or value if the borrower fails to return the borrowed securities. The Internet Fund is also exposed to market risk on the investments it purchases with the proceeds of the cash collateral. As of February 29, 2012, the value of the Internet Fund’s securities on loan was $1,743,048. The cost of the related collateral was $675,349 and the fair value of the investments purchased was $141,725. An amount of $1,244,399 of the collateral was not invested and held in cash. As of February 29, 2012, the Internet Fund had experienced $533,624 of unrealized depreciation on the investments it purchased with proceeds of the cash collateral.

NOTE 8—DISTRIBUTION AND SERVICE PLAN

The Corporation, on behalf of the Internet Fund, has adopted a distribution and service plan (the “Internet Fund Plan”), pursuant to Rule 12b-1 under the 1940 Act. The Internet Fund Plan provides that the Internet Fund will compensate the Adviser up to 0.25% per annum of the Internet Fund’s average daily net assets for certain expenses and costs incurred in connection with providing shareholder servicing and maintaining shareholder accounts and to compensate parties with which it has written agreements and whose clients own shares of the Internet Fund for providing servicing to their clients (“Shareholder Servicing Fee”). The Internet Fund Plan also provides for a distribution fee equal to 0.10% of the Internet Fund’s average daily net assets on an annual basis (“Asset Based Sales Charge”). The fee is used to compensate Quasar Distributors, LLC, the Funds’ distributor (the “Distributor”), for basic distribution services, out of pocket expenses incurred in connection with activities to sell Internet Fund shares, advertising, compliance reviews, and licensing of the Adviser’s staff. The Distributor may make payments from time to time from the Asset Based Sales Charge to broker-dealers and other financial professionals whose clients are Internet Fund shareholders for providing distribution assistance and promotional support to the Internet Fund. Remaining amounts of the Asset Based Sales Charge may be used to satisfy distribution costs as directed by the Adviser. The Internet Fund incurred $69,340 in expenses pursuant to the 12b-1 Plan for the six months ended February 29, 2012. At February 29, 2012, $55,226 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses for the Internet Fund.

The Corporation, on behalf of the Small Cap Growth Fund and Wisdom Fund, has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Rule 12b-1 provides that an investment company that bears any direct or indirect expense of distributing its shares must do so only in accordance with the Plan permitted by Rule 12b-1. Pursuant to the Plan, the Small Cap Growth Fund and Wisdom Fund make payments to the Distributor, the Adviser, financial intermediaries or others to reimburse such parties for distribution and/or shareholder servicing activity in an amount not to exceed 0.35% of the average daily net assets on an annual basis. The distribution fees are “asset based” sales charges and, therefore, long-term shareholders may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority (FINRA). The Small Cap Growth Fund incurred $10,756 and the Wisdom Fund incurred $17,878 in expenses pursuant to the 12b-1 Plan for the six months ended February 29, 2012. At February 29, 2012,

JACOB FUNDS INC.

NOTES TO THE FINANCIAL STATEMENTS (Continued)

February 29, 2012 (Unaudited)

$2,924 and $18,892 of the Shareholder Servicing Fee was available for eligible 12b-1 expenses for the Small Cap Growth Fund and Wisdom Fund, respectively.

JACOB FUNDS INC.

ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited)

For the Six Months Ended February 29, 2012 for the Internet Fund, Small Cap Growth Fund and Wisdom Fund

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. The Funds do not currently charge sales charges (loads) or exchange fees. The Funds assess a redemption fee of 2% on shares sold within 30 days for the Internet Fund and 90 days for the Small Cap Growth Fund and Wisdom Fund following their purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders. The Funds charge management fees and distribution and/or service (12b-1) fees. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/2011–2/29/2012) for the Internet Fund, Small Cap Growth Fund and Wisdom Fund.

Actual Expenses

The first line of the table below provides information about account values based on actual returns and actual expenses. Although the Funds charge no sales load, the Funds charge a redemption fee of 2% on shares sold within 30 days for the Internet Fund and 90 days for the Small Cap Growth Fund and Wisdom Fund following the purchase date. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently the Funds’ transfer agent charges a $15.00 fee. The Example does not reflect transactional costs, such as redemption fees. You may use the information in the first line below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the

JACOB FUNDS INC.

ADDITIONAL INFORMATION ON FUND EXPENSES (Unaudited) (Continued)

relative total costs of owning different funds. In addition, if the transactional costs were included, your costs would have been higher.

Internet Fund

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During the Period 9/1/11–2/29/12*
Actual	$1,000.00	$1,064.40	$14.47
Hypothetical (5% annual return before expenses)	$1,000.00	$998.34	$14.01

*	Expenses are equal to the Internet Fund’s annualized expense ratio of 2.82% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During the Period 9/1/11–2/29/12*
Actual	$1,000.00	$1,030.50	$16.51
Hypothetical (5% annual return before expenses)	$1,000.00	$996.10	$16.23

*	Expenses are equal to the Small Cap Growth Fund’s annualized expense ratio of 3.27% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Wisdom Fund

	Beginning Account Value 9/1/11	Ending Account Value 2/29/12	Expenses Paid During the Period 9/1/11–2/29/12*
Actual	$1,000.00	$1,089.30	$12.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.58	$11.79

*	Expenses are equal to the Wisdom Fund’s annualized expense ratio of 2.37% multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

JACOB FUNDS INC.

ADDITIONAL INFORMATION (Unaudited)

Approval of the Investment Advisory Agreements

During the fiscal quarter ended November 30, 2011, the Board of Directors, including all of the independent Directors, approved the renewal of the Investment Advisory Agreements between Jacob Funds Inc., on behalf of the Jacob Internet Fund, Jacob Small Cap Growth Fund and Jacob Wisdom Fund (collectively, the “Funds”), and Jacob Asset Management of New York LLC (the “Adviser”) for an additional year. In reaching this decision, the Board took into account a combination of factors, including the nature, extent and quality of services provided by the Adviser; the Funds’ performance; the Funds’ fees and expenses; the costs of the services to be provided and the profits realized by the Adviser; and the extent to which economies of scale would be realized as the Funds’ grow. The Board did not identify any single factor as all-important or controlling, and each Director may have weighed a particular piece of information or factor differently than another Director. This summary does not detail all of the matters considered by the Board.

In evaluating the nature and quality of services provided by the Adviser, the Board considered the experience and capabilities of the portfolio managers and research team dedicated to the continued management of the Funds. The Board concluded that the services provided by the Adviser were sufficient and beneficial to the Funds, as evidenced by the Funds’ performance record over varying periods, and consistent with the terms of the Investment Advisory Agreements.

The Board also reviewed the Adviser’s financial condition and the economics associated with the advisory fees, as well as the Adviser’s contractual fee waiver commitment for the Funds. The Board concluded that the Adviser had the appropriate resources to continue managing the Funds and was dedicating sufficient resources to the operation and management of the Funds. In view of the relatively smaller sizes of the Funds, and the ongoing subsidies of operating expenses by the Advisor, the Board did not focus on the Adviser’s profitability and possible economies of scale that could benefit shareholders, as consideration of these would be premature.

The Board reviewed the advisory fees and overall expenses of each Fund and discussed the difference in fees and expenses compared to other funds within each Fund’s peer group. The Board discussed the allocation of expenses among the three Funds and the manner in which each Fund bears its appropriate share of the expenses.

In considering the various factors, the Board’s fiduciary duties to the Funds’ shareholders, and the body of law governing the approval of investment advisory agreements; the independent Directors received assistance and advice from independent counsel. Based upon its review of such material and information, together with such other information as it deemed relevant, the Board, including a majority of the independent Directors, concluded that the Adviser had demonstrated the capability and resources to perform the duties required under the Investment Advisory Agreements, the compensation payable to the Adviser was fair and reasonable, and the compensation and other terms were in the best interests of the Funds and their shareholders.

Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge by calling toll-free 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

JACOB FUNDS INC.

ADDITIONAL INFORMATION (Unaudited) (Continued)

Proxy Voting Record

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-Jacob-fx (522-6239) or on the SEC website at http://www.sec.gov.

Holdings Disclosure

The Funds’ Semi-Annual and Annual Reports include a complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Advisor

Jacob Asset Management of New York LLC

Administrator and Transfer Agent

and Dividend Agent

U.S. Bancorp Fund Services, LLC

Underwriter and Distributor

Quasar Distributors, LLC

Custodian

U.S. Bank, N.A.

Legal Counsel

Stradley Ronon Stevens & Young, LLP

Independent Registered Public

Accounting Firm

BBD, LLP

This report has been prepared for the information of shareholders of the Jacob Internet Fund, the Jacob Small Cap Growth Fund and the Jacob Wisdom Fund is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds’ objectives, policies, management, records and other information.

Jacob Asset Management of New York LLC

1-888-Jacob-fx (522-6239)

www.Jacobmutualfunds.com

Semi-Annual

Report

February 29, 2012

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to Registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer/President and principal financial officer/Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)

under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing of an exhibit. The Registrant has posted its Code of Ethics on its website at www.jacobmutualfunds.com.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jacob Funds Inc.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President

Date	5/9/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ryan Jacob
Ryan Jacob, President

Date	5/9/2012

By (Signature and Title)	/s/ Francis Alexander
Francis Alexander, Treasurer

Date	5/10/2012

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